Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Foreign exchange loss	$ (5)	$ (4)
Settlement costs related to pension annuity purchase agreement	(12)	0
Gain (loss) on interest rate swap contracts	6	(4)
Other	9	(6)
Other	$ (2)	$ (14)